ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.5%
Alabama 3.0%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	5,000	5,113
Health Care Auth. for Baptist Health, 5.00%, 11/15/12	2,560	2,649
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (2)(3)	6,405	6,931
		14,693
Alaska 0.3%
Alaska HFC, Single Family, 5.35%, 12/1/07 (4)	1,580	1,603
		1,603
Arizona 4.1%
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (3)	1,910	2,063
Arizona Transportation Board, Federal Highway, 5.00%, 7/1/10	3,290	3,448
Phoenix Civic Improvement, Wastewater, 5.00%, 7/1/08	4,370	4,488
Salt River Agricultural Improvement & Power, 5.00%, 1/1/08	2,625	2,680
Salt River Agricultural Improvement & Power, 5.00%, 1/1/09	5,000	5,159
Salt River Agricultural Improvement & Power, 5.75%, 1/1/08	2,000	2,064
		19,902
California 9.5%
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/07)	4,280	4,340
California, Economic Recovery, GO, 5.25%, 1/1/11	4,500	4,782
California, GO, 5.00%, 2/1/08	3,590	3,665
California, GO, 5.00%, 2/1/09	2,600	2,682
California, GO, 5.00%, 2/1/11	2,500	2,623
California, GO, 5.00%, 5/1/12	4,065	4,299
California, GO, 5.00%, 3/1/14	8,500	9,026
California, GO, 5.75%, 10/1/09	1,520	1,615
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	5,475	5,721
California Dept. of Water Resources, Power Supply
5.50%, 5/1/10	3,000	3,182
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	675	724
California Univ. Trustees, 5.00%, 11/1/17 (5)	3,600	3,813
		46,472
Colorado 1.7%
Colorado DOT, RAN, 5.75%, 6/15/07 (5)	4,950	5,058
Denver City & County Airport, 5.75%, 11/15/07 (4)(5)	3,320	3,410
		8,468
Connecticut 1.2%
Connecticut, Special Tax Obligation, 5.375%, 10/1/12 (6)	2,500	2,686
Mashantucket (Western) Pequot Tribe, 6.50%, 9/1/06 (7)	3,185	3,204
		5,890
Delaware 0.3%
Delaware River Toll Bridge, 5.25%, 7/1/10	1,525	1,606
		1,606
District of Columbia 2.4%
District of Columbia, GO, 5.50%, 6/1/08 (6)	2,235	2,312
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/08 (4)(6)	4,000	4,103
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/07 (2)(4)	4,000	4,087
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (2)(4)	965	1,040
		11,542
Florida 7.6%
Broward County, Port Fac., 5.375%, 9/1/10 (1)(4)	3,000	3,112
Collier County, Gas Tax, 5.00%, 6/1/09 (5)	2,000	2,072
Florida Board of Ed., GO, 5.00%, 6/1/08	3,015	3,094
Florida Board of Ed., Lottery, 5.50%, 7/1/08 (2)	5,185	5,378
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.00%, 7/1/12 (5)	4,000	4,090
Florida Dept. of Natural Resources, Documentary Stamp Tax
6.00%, 7/1/09 (5)	5,000	5,328
Highlands County HFA, Adventist Health, 5.00%, 11/15/07	500	507
Highlands County HFA, Adventist Health, 5.00%, 11/15/09	285	294
Highlands County HFA, Adventist Health, 5.00%, 11/15/11	500	520
Highlands County HFA, Adventist Health, 5.00%, 11/15/12	600	624
Highlands County HFA, Adventist Health, 5.00%, 11/15/15	1,250	1,291
Highlands County HFA, Adventist Health, 5.00%, 11/15/16	800	823
Highlands County HFA, Adventist Health, 5.00%, 11/15/29
(Tender 11/16/09)	2,650	2,731
Kissimmee Utility Auth., 5.00%, 10/1/12 (5)	2,400	2,554
Kissimmee Utility Auth., 5.25%, 10/1/09 (6)	870	912
Lee County, Solid Waste, 5.25%, 10/1/08 (1)(4)	4,000	4,124
		37,454
Georgia 0.6%
Atlanta Airport, 5.25%, 1/1/11 (4)(6)	2,675	2,810
		2,810
Illinois 2.4%
Chicago O'Hare Int'l Airport, 5.25%, 1/1/14 (2)	4,250	4,568
Chicago O'Hare Int'l Airport, 5.25%, 1/1/15 (2)	4,000	4,309
Illinois, GO, 5.50%, 8/1/16 (1)	1,650	1,785
Southwestern Dev. Auth., Anderson Hosp., 5.25%, 8/15/06	510	511
Southwestern Dev. Auth., Anderson Hosp., 5.50%, 8/15/07	535	543
		11,716
Indiana 0.9%
Indiana HFFA, Ascension Health, 5.00%, 11/1/07	4,150	4,218
		4,218
Kansas 1.9%
Kansas DOT, 5.40%, 3/1/08 (8)	3,015	3,104
Kansas DOT, 5.40%, 3/1/08	1,835	1,889
Kansas DOT, 5.50%, 9/1/08 (8)	795	826
Kansas DOT, 5.50%, 9/1/08	3,205	3,331
		9,150
Kentucky 0.8%
Kenton County Airport, 5.00%, 3/1/08 (1)(4)	1,785	1,819
Kenton County Airport, 5.00%, 3/1/09 (1)(4)	1,250	1,284
Kentucky Property & Building Commission, 5.50%, 9/1/07	1,000	1,023
		4,126
Louisiana 2.3%
Louisiana, GO, 5.00%, 8/1/09 (1)	4,160	4,309
Louisiana, GO, 5.50%, 4/15/07 (5)	7,000	7,108
		11,417
Maryland 7.1%
Anne Arundel County, GO, 5.00%, 3/1/12	4,750	5,050
Frederick County, Public Fac., GO, 5.00%, 8/1/11	1,000	1,061
Maryland, State & Local Fac., GO, 5.50%, 8/1/08	2,175	2,261
Maryland DOT, 5.50%, 2/1/09	7,370	7,709
Maryland Economic Dev. Corp., Maryland Aviation
Administration, 5.00%, 6/1/09 (4)(6)	3,250	3,355
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/12	1,000	1,047
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (3)	6,000	6,729
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (4)(5)	6,000	6,386
Northeast Maryland Waste Disposal Auth. IDRB
Waste Management, 4.75%, 1/1/12 (4)	1,000	1,015
		34,613
Massachusetts 1.1%
Massachusetts, 5.00%, 12/15/13 (6)	5,000	5,307
		5,307
Michigan 2.2%
Michigan, Comprehensive Transportation Fund
5.25%, 5/15/07 (6)	1,240	1,259
Michigan Municipal Bond Auth., GO, 4.25%, 8/18/06	1,400	1,402
Michigan Public Power Agency, Belle River, 5.25%, 1/1/08 (1)	5,130	5,255
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	3,000	3,104
		11,020
Minnesota 0.7%
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/10 (2)(4)	3,305	3,479
		3,479
Missouri 0.5%
Missouri Highway & Transportation Commission, 5.00%,
5/1/13	2,500	2,668
		2,668
Nevada 0.5%
Clark County Airport, 5.00%, 7/1/06 (4)(5)	200	200
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (4)	2,300	2,442
		2,642
New Hampshire 0.3%
New Hampshire HEFA, Elliot Hosp., 4.25%, 10/1/08	1,720	1,719
		1,719
New Jersey 3.8%
New Jersey, GO, TRAN, 4.50%, 6/23/06	1,000	1,001
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/08	3,750	3,820
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/14	2,000	2,152
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (1)	5,000	5,245
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (8)	2,350	2,566
New Jersey Transportation Trust Fund Auth., 6.00%, 6/15/07 (8)	4,000	4,097
		18,881
New Mexico 0.4%
New Mexico Ed. Assistance Foundation, 5.50%, 11/1/10 (4)	1,750	1,755
		1,755
New York 13.6%
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (2)	5,000	5,240
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	1,800	1,819
Long Island Power Auth., 5.00%, 12/1/06	4,000	4,028
New York City, GO, 5.00%, 11/1/09	5,000	5,195
New York City, GO, 5.00%, 8/1/14	3,500	3,704
New York City, GO, 5.25%, 8/1/10	4,245	4,476
New York City, GO, 5.25%, 8/1/11	1,200	1,276
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	4,425	4,575
New York City Transitional Fin. Auth., 5.00%, 2/1/10	4,850	5,065
New York City Transitional Fin. Auth., 5.00%, 11/1/11	6,000	6,355
New York City Transitional Fin. Auth., 5.00%, 11/1/14	5,000	5,342
New York State Thruway Auth., Highway & Bridge
5.25%, 4/1/10 (1)	5,000	5,275
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)	4,820	4,984
Tobacco Settlement Fin. Corp., 5.00%, 6/1/08	2,100	2,149
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	2,500	2,567
TSASC, Tobacco Settlement, 5.75%, 7/15/32
(Prerefunded 7/15/12) (3)	4,125	4,560
		66,610
North Carolina 1.6%
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/11	2,500	2,649
North Carolina Eastern Municipal Power Agency, 7.00%, 1/1/08	2,710	2,841
North Carolina Municipal Power Agency, 7.25%, 1/1/07	2,500	2,550
		8,040
Ohio 2.1%
Ohio, Higher Ed., GO, 5.00%, 2/1/12	1,785	1,893
Ohio Building Auth., Adult Correction Fac., 5.00%, 10/1/10 (1)	7,300	7,663
Steubenville Hosp. Fac., Trinity Health, 5.60%, 10/1/06	730	734
		10,290
Oklahoma 0.4%
Oklahoma Transportation Auth., 5.25%, 1/1/07 (5)	1,780	1,797
		1,797
Pennsylvania 5.3%
Pennsylvania, GO, 5.00%, 9/15/06	6,000	6,024
Pennsylvania, GO, 5.00%, 7/1/13 (2)	4,000	4,267
Pennsylvania, GO, 5.25%, 2/1/07	2,000	2,022
Pennsylvania, GO, 5.25%, 2/1/12 (1)	5,300	5,689
Pennsylvania, GO, 6.00%, 7/1/09	4,375	4,662
Philadelphia Auth. for Ind. Dev., Philadelphia Airport
5.25%, 7/1/08 (2)(4)	3,000	3,088
		25,752
Puerto Rico 3.0%
Government Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	2,550	2,607
Government Dev. Bank for Puerto Rico, GO, TECP
4.85%, 10/24/06	1,100	1,100
Puerto Rico, GO, 5.00%, 7/1/28 (Tender 7/1/08) (1)	4,355	4,453
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (3)	6,000	6,504
		14,664
South Carolina 1.5%
South Carolina, School Fac., GO, 5.00%, 7/1/10	3,525	3,703
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/09 (Prerefunded 10/1/08) (1)(3)	3,350	3,480
		7,183
Tennessee 0.8%
Metropolitan Nashville & Davidson County HEFB
Vanderbilt Univ., 5.00%, 10/1/44 (Tender 4/1/10) (1)	4,000	4,157
		4,157
Texas 6.1%
Brazos River Auth., TXU Energy, 5.75%, 5/1/36
(Tender 11/1/11) (4)	2,520	2,665
Brazos River Harbor Navigation Dist., IDRB, Dow Chemical
4.95%, 5/15/33 (Tender 5/15/07) (4)(9)	1,500	1,510
Dallas/Fort Worth Airport, 5.00%, 11/1/07 (4)	4,000	4,055
Dallas/Fort Worth Airport, 5.625%, 11/1/12 (2)(4)	5,000	5,360
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(4)	3,500	3,711
Gulf Coast Waste Disposal Auth., BP Amoco Chemical
VRDN (Currently 3.60%) (4)	300	300
Harris County Health Fac. Dev. Corp., Saint Lukes Episcopal
Hosp., 5.50%, 2/15/11	2,140	2,288
Harris County Health Fac. Dev. Corp., Saint Lukes Episcopal
Hosp., 5.50%, 2/15/12 (Prerefunded 8/15/11) (3)	2,000	2,155
San Antonio, 5.00%, 8/1/10 (8)	105	110
San Antonio, GO, 5.00%, 8/1/10	5,745	6,010
San Antonio Electric & Gas, 5.00%, 2/1/07	1,535	1,549
		29,713
Virginia 7.0%
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/09	3,200	3,347
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/12
(Prerefunded 7/1/11) (3)	3,760	4,078
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (4)	750	764
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (4)	750	822
Fairfax County, GO, 5.00%, 6/1/07	2,000	2,028
Fairfax County Economic Dev. Auth., Public Complex
5.00%, 5/15/08	1,990	2,041
Pocahontas Parkway Assoc., 5.25%, 8/15/08	1,000	1,018
Virginia Beach, GO, 5.40%, 7/15/08	2,000	2,071
Virginia Beach, Public Improvement, GO, 5.25%, 3/1/09	1,370	1,425
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,310	1,389
Virginia HDA, Single Family, 4.30%, 7/1/08 (1)	2,900	2,922
Virginia Port Auth., 5.50%, 7/1/07 (4)	4,500	4,584
Virginia Port Auth., 5.50%, 7/1/12 (4)(6)	2,455	2,638
Virginia Public School Auth., GO, 5.25%, 8/1/10	1,000	1,058
Virginia Transportation Board, 5.00%, 5/15/14	4,000	4,274
		34,459
Washington 0.8%
King County, GO, 5.25%, 12/1/07	3,195	3,270
Port Bellingham IDC, BP West Coast Products
VRDN (Currently 3.60%) (4)	700	700
		3,970
West Virginia 0.2%
West Virginia Hosp. Fin. Auth., Charleston Medical Center
5.90%, 9/1/06 (8)	930	935
West Virginia Hosp. Fin. Auth., Charleston Medical Center
5.90%, 9/1/06	225	226
		1,161
Wisconsin 0.5%
Wisconsin HEFA, Froedert & Community Health Obligation
5.50%, 10/1/07	1,000	1,019
Wisconsin HEFA, Froedert & Community Health Obligation
5.50%, 10/1/08	1,250	1,288
		2,307
Total Municipal Securities (Cost $484,576)		483,254
Total Investments in Securities
98.5% of Net Assets (Cost $484,576)		$483,254

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Interest subject to alternative minimum tax
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$3,204 and represents 0.7% of net assets.
(8)	Escrowed to maturity
(9)	Variable Rate; rate shown is effective rate at period-end
DOT	Department of Transportation
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HEFB	Health & Educational Facility Board
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $484,427,000. Net unrealized loss aggregated $1,173,000 at period-end, of which $2,600,000 related to appreciated investments and $3,773,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006

«Fund_Abbrev__NQ»